Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

Note 7 – Debt:

As of December 31, 2014, the Company had no outstanding debt. The recorded carrying values of our debt balances approximate fair value given our debt is at variable rates tied to market indicators or is short-term in nature. A detailed cash flow related to debt throughout 2014 is summarized in the table below:

		2014
Borrowings on long-term debt
Borrowings on $27,000,000 Revolving Note Payable		$9,000,000
Borrowings on $62,500,000 Revolving Note Payable		2,500,000
Total borrowings on long-term debt		$11,500,000
Repayment on long-term debt
Repayment of $27,000,000 Revolving Note Payable		(24,000,000)
Repayment of $62,500,000 Revolving Note Payable		(62,500,000)
Pay down of $1,500,000 10% Note		(1,500,000)
Total repayment on long-term debt		$(88,000,000)
Net borrowings on short-term debt
Borrowings on $40,000,000 Credit Facilities		18,000,000
Repayment of $40,000,000 Credit Facilities		(18,000,000)
Borrowings on $2,000,000 Convertible Shareholder Note		2,000,000
Repayment of $2,000,000 Convertible Shareholder Note		(2,000,000)
	$

The debt listed below represents debt instruments available during the years ended December 31, 2014 and 2013.

a.	$1,500,000 10% Note

Consists of $1,500,000 of notes issued to certain of its stockholders which accrued interest compounded annually at a rate of 10%. These notes and all accrued interest were initially due on December 23, 2020. Upon consummation of the IPO, the $1,500,000 10% note and accrued interest of $854,925 were repaid, and the debt was extinguished. The accrued interest totaled $667,110 at December 31, 2013.

In connection with the issuance of these notes in February 2010, for every $16.39 that was borrowed with the notes, one share of common stock was issued to the lender. As a result, 91,528 shares of common stock were issued and fair value of the stock at issuance, $6.56 a share, was recorded as a discount to the debt. The unamortized discount equaled $387,688 at December 31, 2013. Upon repayment of the note, the entire unamortized discount was recorded as interest expense in the statement of operations and comprehensive loss.

b.	$27,000,000 Revolving Note Payable

The $27,000,000 revolving note payable initially matured on October 31, 2015. Upon consummation of the IPO, the outstanding $24,000,000 and accrued interest of $198,084 was repaid. The terms of the $27,000,000 revolving note payable were modified to the $40,000,000 Credit Facilities. See section “d” below.

The borrowings bore interest at either a LIBOR Rate plus 8% margin or a Base Rate plus 6%, depending on the election of the Company. Base Rate was defined as the rate of interest publicly quoted by The Wall Street Journal as the “base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks.” If the Company elected to utilize the LIBOR Rate, it could elect to use a 1, 2, or 3 month LIBOR Rate with the interest payable upon the last day of the interest period applicable to the Company’s LIBOR rate election. Interest for the Base Rate loan was payable monthly with the balance of any outstanding advances due at maturity. An unused line of credit fee of 1%, payable monthly, was charged for any portion of the line that was not used, unless at least $3 million was kept on deposit with the bank.

The loan agreement provided for the maintenance of various financial covenants. The Company remained in compliance with these requirements throughout the term of the borrowings. Borrowings on this revolving note payable totaled $15,000,000 at December 31, 2013, and reached total borrowings of $24,000,000 during 2014 prior to repayment.

c.	$62,500,000 Revolving Note Payable

The $62,500,000 revolving line of credit agreement initially had a maturity date of May 1, 2016. Upon consummation of the IPO, $62,500,000 and accrued interest of $198,469 was paid off, and the debt was extinguished. Upon extinguishment, the Company recorded the unamortized loan origination fees of $311,458 as interest expense in the consolidated statement of operations and comprehensive loss.

The borrowings bore interest at either a LIBOR Rate (LIBOR Adjusted Rate, plus 3.25%) or a Base Rate (Base Rate plus 2.25%). Base rate was defined as the greater of the Prime Rate on the date of the borrowing and the Federal Funds Effective Rate plus 0.5%. Interest on Base Rate Loans were payable monthly, LIBOR Rate loans were payable at the end of the selected interest rate. This note payable was subordinated to the $15,000,000 revolving note payable except for the first mortgage on the Bethlehem, Pennsylvania property. The loan agreement provided for the maintenance of certain financial covenants. The Company was in compliance with these requirements throughout the term of the borrowings. Borrowings on this revolving note payable totaled $60,000,000 at December 31, 2013, and reached total borrowings of $62,500,000 before pay off.

In connection with this note, the Company entered into a Fee and Reimbursement Agreement with certain stockholders who were also guarantors of the note. See note 11 for further detail.

d.	$40,000,000 Credit Facilities

On November 13, 2014, the Company entered into senior secured credit facilities comprising a 5-year $18,000,000 term facility (the “Term Facility”), a 3-year $10,000,000 revolving facility (the “Revolving Facility”) and a $12,000,000 additional term loan commitment earmarked primarily for capital expenditures. Upon closing the $40,000,000 Credit Facilities, the Company had $18,000,000 of aggregate principal amount outstanding under the Term Facility.

On December 23, 2014, the Company repaid the outstanding $18,000,000 million and modified the terms of the $40,000,000 Credit Facilities. The $18,000,000 term facility was extinguished, the 3-year $10,000,000 Revolving Facility remained unchanged, and the $12,000,000 term loan commitment earmarked for capital expenditures was increased to $30,000,000.

Any drawn Capex Commitments will mature on the fifth anniversary of the execution of the loan agreement. Any undrawn Capex Commitments will expire on the third anniversary of the execution of the agreement. Under the terms of the loan agreement, the commitments for the Revolving Facility may be increased up to $10,000,000 subject to certain conditions.

Borrowings under the Credit Facilities will bear interest at variable rates depending on the Company’s election, either at a base rate or at LIBOR, in each case, plus an applicable margin. The initial applicable margin will be 3.75% for base rate loans and 4.75% for LIBOR loans. Thereafter, subject to the Company’s leverage ratio, the applicable base rate margin will vary from 2.75% and 3.75% and the applicable LIBOR rate margin will vary from 3.75% and 4.75%. The loan agreement provides for the maintenance of certain financial covenants. The Company was in compliance with these requirements as of December 31, 2014.

e.	$2,000,000 Convertible Notes

On October 23, 2014, the Company issued $2,000,000 in aggregate principal amount of convertible notes to certain of its stockholders, which were repaid upon the consummation of the IPO. The convertible notes were issued at 98% of par and were convertible into Series C Preferred Stock at a price of $5.25 per share, at the option of the holder, at any time after December 31, 2014.  The Company did not accrue interest as the convertible notes started to accrue interest on December 7, 2014, which was after the November 13, 2014 repaid.